Provisions (Details) - GBP (£) £ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018
Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		£ 3,643	£ 3,643
Additions			2,826
Amounts utilised			(2,319)
Unused amounts reversed			(732)
Exchange and other movements			14
Provisions, Ending balance			1,127
Onerous contracts [member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		143	143
Additions			58
Amounts utilised			(51)
Unused amounts reversed			(15)
Exchange and other movements			3
Provisions, Ending balance			90
Redundancy and restructuring [member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		106	106
Additions			82
Amounts utilised			(71)
Unused amounts reversed			(29)
Exchange and other movements			(4)
Provisions, Ending balance			68
Undrawn contractually committed facilities and guarantees [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		79	79
Provisions, Ending balance
Undrawn contractually committed facilities and guarantees [member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	[1]	420	420
Additions	[1]		462
Amounts utilised	[1]		(11)
Unused amounts reversed	[1]		(554)
Exchange and other movements	[1]		(13)
Provisions, Ending balance	[1]		217
Payment protection insurance redress [Member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		1,606	1,606
Additions		400	400
Amounts utilised			(308)
Unused amounts reversed			0
Exchange and other movements			0
Provisions, Ending balance			0
Other customer redress [Member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		639	639
Additions			119
Amounts utilised			(182)
Unused amounts reversed			(12)
Exchange and other movements			(9)
Provisions, Ending balance			127
Legal, competition and regulatory matters [member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		435	435
Additions			1,668
Amounts utilised			(1,633)
Unused amounts reversed			(98)
Exchange and other movements			41
Provisions, Ending balance			411
Sundry provisions [member] | Barclays Bank Group [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		£ 294	294
Additions			37
Amounts utilised			(63)
Unused amounts reversed			(24)
Exchange and other movements			(4)
Provisions, Ending balance			£ 214

[1]	Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.